Eaton Vance

Floating-Rate Income Trust

February 29, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 137.8%(1)
Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
Aerospace and Defense — 2.6%
Aernnova Aerospace S.A.U
Term Loan, Maturing January 29, 2027(2)	EUR	107	$117,541
Term Loan, Maturing January 29, 2027(2)	EUR	418	458,410
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	450	494,294
Term Loan, 5.34%, (3 mo. USD LIBOR + 3.50%), Maturing January 17, 2027		750	744,844
Dynasty Acquisition Co., Inc.
Term Loan, 5.21%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		358	351,113
Term Loan, 5.21%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		665	653,071
IAP Worldwide Services, Inc.
Revolving Loan, 1.42%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		325	318,382
Term Loan - Second Lien, 8.44%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		425	339,438
TransDigm, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		2,827	2,780,657
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		6,824	6,698,686
WP CPP Holdings, LLC
Term Loan, 5.53%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		2,320	2,244,264
			$15,200,700
Automotive — 3.4%
Adient US, LLC
Term Loan, 5.89%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024		1,517	$1,500,304
American Axle and Manufacturing, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		2,489	2,438,048
Autokiniton US Holdings, Inc.
Term Loan, 7.98%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		862	857,566
Bright Bidco B.V.
Term Loan, 5.33%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		1,659	809,599
Chassix, Inc.
Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)		1,470	1,334,025
Dayco Products, LLC
Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		1,094	990,127
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	389	425,533
Term Loan, 4.45%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		272	266,301
IAA, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		605	604,687
Panther BF Aggregator 2 L.P.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		3,791	3,743,119
Tenneco, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		3,787	3,584,791
Thor Industries, Inc.
Term Loan, 5.44%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		1,149	1,134,257
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	862	945,383
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		990	980,975
			$19,614,715
Beverage and Tobacco — 0.8%
Arterra Wines Canada, Inc.
Term Loan, 4.65%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,696	$2,682,872
Flavors Holdings, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		1,116	1,082,041
Term Loan - Second Lien, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		1,000	940,000
			$4,704,913
Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.00%), Maturing August 1, 2026		1,675	$1,659,297

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
OZ Management L.P.
Term Loan, 6.44%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		50	50,463
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.28%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		600	600,000
			$2,309,760
Building and Development — 4.5%
ACProducts, Inc.
Term Loan, Maturing August 18, 2025(2)		450	$459,563
Advanced Drainage Systems, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026		324	324,125
American Builders & Contractors Supply Co., Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027		2,519	2,490,352
APi Group DE, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026		1,550	1,542,250
Beacon Roofing Supply, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		614	607,538
Brookfield Property REIT, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		1,012	983,087
Core & Main L.P.
Term Loan, 4.51%, (USD LIBOR + 2.75%), Maturing August 1, 2024(5)		1,179	1,166,796
CPG International, Inc.
Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		1,973	1,962,937
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025		5,876	5,794,835
Henry Company, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		437	436,386
NCI Building Systems, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		815	791,240
Quikrete Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		2,788	2,753,606
RE/MAX International, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		2,053	2,053,452
Realogy Group, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		895	866,107
Summit Materials Companies I, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		662	659,295
Werner FinCo L.P.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		1,125	1,107,987
WireCo WorldGroup, Inc.
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		954	908,566
Term Loan - Second Lien, 10.60%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		1,300	1,173,250
			$26,081,372
Business Equipment and Services — 12.0%
Adtalem Global Education, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		419	$419,802
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	794	872,884
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024		2,836	2,775,797
Allied Universal Holdco, LLC
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		2,650	2,634,543
Altran Technologies
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing March 20, 2025	EUR	1,398	1,542,111
Amentum Government Services Holdings, LLC
Term Loan, 5.76%, (3 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		1,025	1,028,844
AppLovin Corporation
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		3,865	3,872,062
Belfor Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		572	575,343
BidFair MergeRight, Inc.
Term Loan, 7.16%, (1 mo. USD LIBOR + 5.50%), Maturing January 15, 2027		673	674,875
Bracket Intermediate Holding Corp.
Term Loan, 6.16%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		938	930,503
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.09%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024		561	550,113
Camelot U.S. Acquisition 1 Co.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026		1,925	1,926,203

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
CCC Information Services, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		3,150	3,123,563
Ceridian HCM Holding, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2025		1,555	1,553,368
CM Acquisition Co.
Term Loan, 11.94%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		278	268,673
Da Vinci Purchaser Corp.
Term Loan, 5.87%, (3 mo. USD LIBOR + 4.00%), Maturing January 8, 2027		425	423,406
Deerfield Dakota Holding, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		1,637	1,637,500
EAB Global, Inc.
Term Loan, 5.74%, (USD LIBOR + 3.75%), Maturing November 15, 2024(5)		1,376	1,354,868
EIG Investors Corp.
Term Loan, 5.39%, (USD LIBOR + 3.75%), Maturing February 9, 2023(5)		4,113	4,079,464
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		417	414,990
Fiserv Investment Solutions, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		600	603,750
Garda World Security Corporation
Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026		1,426	1,420,314
IG Investment Holdings, LLC
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		2,615	2,601,966
IRI Holdings, Inc.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		2,228	2,145,361
Iron Mountain, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		909	890,068
KAR Auction Services, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		673	673,523
Kronos Incorporated
Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		6,298	6,290,317
KUEHG Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		2,740	2,699,185
Term Loan - Second Lien, 10.19%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		425	421,813
LGC Group Holdings Ltd.
Term Loan, Maturing January 22, 2027(2)	EUR	500	543,350
LGC Limited
Term Loan, Maturing January 22, 2027(2)		375	372,773
Monitronics International, Inc.
Term Loan, 8.10%, (1 mo. USD LIBOR + 6.50%), Maturing March 29, 2024		1,603	1,371,941
PGX Holdings, Inc.
Term Loan, 6.86%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		1,310	658,204
Pike Corporation
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing July 24, 2026		527	523,653
Pre-Paid Legal Services, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		516	510,845
Prime Security Services Borrower, LLC
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing September 23, 2026		2,404	2,355,508
Prometric Holdings, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		319	310,954
Red Ventures, LLC
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		1,497	1,474,741
Rockwood Service Corporation
Term Loan, Maturing January 23, 2027(2)		500	501,875
Sabre GLBL, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		1,029	991,353
SMG US Midco 2, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing January 23, 2025		246	244,397
Speedster Bidco GmbH
Term Loan, Maturing February 12, 2027(2)	EUR	2,325	2,534,601
Spin Holdco, Inc.
Term Loan, 5.09%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		3,778	3,735,500
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 2.88%, (2 mo. EURIBOR + 2.88%), Maturing July 15, 2025	EUR	801	885,971
Tempo Acquisition, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		1,906	1,879,940
Vestcom Parent Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		554	532,179

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		264	261,808
West Corporation
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		345	271,491
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		1,152	924,079
Zephyr Bidco Limited
Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	775	983,108
			$70,273,480
Cable and Satellite Television — 4.6%
Altice France S.A.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		788	$769,360
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		1,246	1,224,002
CSC Holdings, LLC
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		3,714	3,667,913
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		1,089	1,079,458
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		1,358	1,344,234
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	486	522,034
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		1,969	1,906,541
Radiate Holdco, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		2,027	1,986,941
Telenet Financing USD, LLC
Term Loan, 3.66%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		4,075	3,981,613
UPC Broadband Holding B.V.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		900	891,000
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	775	848,610
Virgin Media Bristol, LLC
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		4,625	4,582,219
Virgin Media SFA Finance Limited
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	1,325	1,450,545
Ziggo B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	2,425	2,623,538
			$26,878,008
Chemicals and Plastics — 6.4%
Alpha 3 B.V.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		1,329	$1,288,188
Aruba Investments, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		981	982,149
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		2,330	2,290,886
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	636	699,378
Emerald Performance Materials, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		541	540,349
Ferro Corporation
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		352	347,923
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		360	355,486
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		438	432,232
Flint Group GmbH
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		158	131,876
Flint Group US, LLC
Term Loan, 4.80%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		955	797,740
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		2,219	2,214,746
H.B. Fuller Company
Term Loan, 3.65%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		1,682	1,666,741
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	1,600	1,750,865
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		771	764,378
INEOS Enterprises Holdings II Limited
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	200	220,514
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing September 3, 2026		225	223,451
INEOS Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	3,210	3,460,456
Kraton Polymers, LLC
Term Loan, 6.25%, (USD Prime + 1.50%), Maturing March 5, 2025		813	810,438

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
Messer Industries GmbH
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		1,538	1,515,299
Minerals Technologies, Inc.
Term Loan, 3.92%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)		928	931,816
Momentive Performance Materials, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		473	456,083
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	816	902,097
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		1,139	1,136,863
PMHC II, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		1,690	1,478,488
PQ Corporation
Term Loan, 4.03%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		2,349	2,317,781
Pregis TopCo Corporation
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		675	670,359
Rohm Holding GmbH
Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		400	360,000
Spectrum Holdings III Corp.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		183	165,280
Starfruit Finco B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 1, 2025	EUR	475	516,301
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		2,950	2,901,886
Tronox Finance, LLC
Term Loan, 4.49%, (USD LIBOR + 2.75%), Maturing September 23, 2024(5)		3,120	3,049,701
Univar, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		1,953	1,933,979
Venator Materials Corporation
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		415	406,609
			$37,720,338
Conglomerates — 0.0%(6)
Penn Engineering & Manufacturing Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		227	$225,731
			$225,731
Containers and Glass Products — 3.7%
Berry Global, Inc.
Term Loan, 3.67%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		873	$863,573
Term Loan, 3.67%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		1,020	1,007,637
BWAY Holding Company
Term Loan, 5.08%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		2,522	2,422,910
Consolidated Container Company, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		415	414,939
Flex Acquisition Company, Inc.
Term Loan, 4.90%, (USD LIBOR + 3.00%), Maturing December 29, 2023(5)		3,111	2,995,451
Term Loan, 5.16%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		1,517	1,460,300
Libbey Glass, Inc.
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		1,095	833,027
Pelican Products, Inc.
Term Loan, 5.16%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		640	621,043
Reynolds Consumer Products, Inc.
Term Loan, 3.50%, (3 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		2,500	2,479,167
Reynolds Group Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		5,697	5,661,795
Ring Container Technologies Group, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		899	891,936
Trident TPI Holdings, Inc.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing October 17, 2024	EUR	1,348	1,435,508
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing October 17, 2024		761	733,984
			$21,821,270
Cosmetics/Toiletries — 0.6%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		2,019	$1,990,274
Term Loan, 8.60%, (1 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		1,489	1,477,584
			$3,467,858

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
Drugs — 7.5%
Aenova Holding GmbH
Term Loan, Maturing February 14, 2025(2)	EUR	200	$220,790
Akorn, Inc.
Term Loan, 11.69% (1 mo. USD LIBOR + 10.00%), 10.94% Cash, 0.75% PIK, Maturing April 16, 2021		1,993	1,938,682
Albany Molecular Research, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		831	818,065
Term Loan - Second Lien, 8.60%, (1 mo. USD LIBOR + 7.00%), Maturing August 30, 2025		500	497,813
Alkermes, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		397	395,888
Amneal Pharmaceuticals, LLC
Term Loan, 5.13%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		3,742	3,371,027
Arbor Pharmaceuticals, Inc.
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,838	1,644,878
Bausch Health Companies, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		5,805	5,783,032
Catalent Pharma Solutions, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		868	866,809
Elanco Animal Health Incorporated
Term Loan, Maturing February 4, 2027(2)		2,125	2,109,062
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		6,552	6,300,968
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.58%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		4,557	4,527,255
Horizon Therapeutics USA, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		2,196	2,206,185
Jaguar Holding Company II
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		6,946	6,899,633
Mallinckrodt International Finance S.A.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		2,932	2,628,824
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		3,307	2,939,048
Nidda Healthcare Holding AG
Term Loan, Maturing August 21, 2026(2)	EUR	625	688,244
			$43,836,203
Ecological Services and Equipment — 1.2%
Advanced Disposal Services, Inc.
Term Loan, 3.83%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		2,150	$2,149,803
EnergySolutions, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		1,975	1,856,698
GFL Environmental, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		1,733	1,705,179
Term Loan, 6.75%, (USD Prime + 2.00%), Maturing May 30, 2025		829	816,183
Patriot Container Corp.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing March 20, 2025		147	146,638
US Ecology Holdings, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		275	275,000
			$6,949,501
Electronics/Electrical — 20.5%
Almonde, Inc.
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		3,745	$3,577,500
Applied Systems, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		3,038	3,009,675
Term Loan - Second Lien, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		2,700	2,767,500
Aptean, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		771	765,575
Term Loan - Second Lien, 10.44%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		1,525	1,502,125
Astra Acquisition Corp.
Term Loan, Maturing February 26, 2027(2)		875	861,875
Avast Software B.V.
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		580	578,273
Banff Merger Sub, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	297	327,600
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		3,416	3,293,823
Barracuda Networks, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		2,512	2,502,258

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value
Buzz Merger Sub Ltd.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027	600	599,437
Castle US Holding Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	1,081	1,055,005
CDW, LLC
Term Loan, 3.36%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	1,347	1,346,175
Celestica, Inc.
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	341	339,437
Cohu, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	815	798,394
CommScope, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	1,845	1,833,819
CPI International, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024	709	697,467
Datto, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	373	373,125
ECI Macola/Max Holdings, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	834	834,964
Electro Rent Corporation
Term Loan, 6.80%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024	1,759	1,765,711

Energizer Holdings, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		180	180,150
Epicor Software Corporation
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		4,556	4,533,451
EXC Holdings III Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		515	510,641
Financial & Risk US Holdings, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,213	1,211,612
Flexera Software, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		270	269,799
GlobalLogic Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025		454	450,312
Hyland Software, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		4,522	4,508,454
Term Loan - Second Lien, 8.60%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		4,325	4,368,250
Infoblox, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		2,046	2,059,457
Infor (US), Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		7,077	7,044,532
Informatica, LLC
Term Loan, Maturing February 25, 2027(2)	EUR	300	331,047
Term Loan, Maturing February 25, 2027(2)		6,475	6,361,687
Term Loan - Second Lien, 7.125%, Maturing February 25, 2025(7)		550	552,750
MA FinanceCo., LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		2,843	2,836,492
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		506	484,758
MACOM Technology Solutions Holdings, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		1,274	1,219,886
Microchip Technology Incorporated
Term Loan, 3.61%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		1,595	1,593,311
Mirion Technologies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		497	496,417
MKS Instruments, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		333	330,289
MTS Systems Corporation
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		535	532,509
NCR Corporation
Term Loan, 4.11%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		973	973,322
Recorded Books, Inc.
Term Loan, Maturing August 29, 2025(2)		925	918,062
Renaissance Holding Corp.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		1,281	1,256,491
Term Loan - Second Lien, 8.60%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		200	194,500
Seattle Spinco, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,415	3,273,689
SGS Cayman L.P.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		396	391,498

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value
SkillSoft Corporation
Term Loan, 6.53%, (3 mo. USD LIBOR + 4.75%), Maturing April 28, 2021	4,981	3,926,512
SolarWinds Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	3,437	3,400,150
Solera, LLC
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing March 3, 2023(5)	2,359	2,342,446
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	2,419	2,177,773
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,163	1,143,404
SS&C Technologies, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	1,630	1,605,599
STG-Fairway Holdings, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	450	449,438
SurveyMonkey, Inc.
Term Loan, 5.34%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	1,050	1,044,791
Sutherland Global Services, Inc.
Term Loan, 7.32%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,700	1,681,855
Switch, Ltd.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024	268	269,717
Tibco Software, Inc.
Term Loan, 5.67%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026	1,261	1,259,208
Term Loan, Maturing June 30, 2026(2)	4,125	4,148,203
Term Loan - Second Lien, Maturing March 3, 2028(2)	550	563,063
TriTech Software Systems
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	916	881,409
TTM Technologies, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	297	297,885
Uber Technologies, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	4,261	4,231,345
Term Loan, 5.64%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025	2,588	2,573,536
Ultimate Software Group, Inc. (The)
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	1,771	1,765,398
Ultra Clean Holdings, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	814	798,000
Verifone Systems, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,260	1,224,715
Veritas Bermuda, Ltd.
Term Loan, 6.16%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)	2,391	2,253,188
Vero Parent, Inc.
Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	2,566	2,473,238
Vertiv Group Corporation
Term Loan, Maturing February 11, 2027(2)	300	299,248
VS Buyer, LLC
Term Loan, Maturing February 28, 2027(2)	1,250	1,243,750
Vungle, Inc.
Term Loan, 7.10%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	723	719,572
Western Digital Corporation
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	1,174	1,167,706
		$119,654,253
Equipment Leasing — 0.1%
IBC Capital Limited
Term Loan, 5.65%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	364	$362,925
		$362,925
Financial Intermediaries — 4.2%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	473	$469,671
Aretec Group, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	5,113	5,045,082
Citco Funding, LLC
Term Loan, 4.12%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	2,799	2,802,146
Claros Mortgage Trust, Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	823	817,794
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(8)	3,222	1,349,251

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
EIG Management Company, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		270	270,525
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	750	826,928
Focus Financial Partners, LLC
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		3,064	3,047,844
Franklin Square Holdings L.P.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		568	570,297
Greenhill & Co., Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		1,097	1,090,841
GreenSky Holdings, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		1,474	1,451,644
Guggenheim Partners, LLC
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		1,117	1,115,539
Harbourvest Partners, LLC
Term Loan, 3.93%, (2 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		1,029	1,027,309
LPL Holdings, Inc.
Term Loan, 3.36%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		1,500	1,502,343
Starwood Property Trust, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		549	549,997
StepStone Group L.P.
Term Loan, 5.76%, (2 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		639	636,230
Victory Capital Holdings, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		1,267	1,262,068
Virtus Investment Partners, Inc.
Term Loan, 3.92%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		587	588,445
			$24,423,954
Food Products — 4.4%
Alphabet Holding Company, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		2,542	$2,437,934
Atkins Nutritionals Holdings II, Inc.
Term Loan, 5.40%, (1 mo. USD LIBOR + 3.75%), Maturing July 7, 2024		388	389,735
B&G Foods, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		274	271,912
Badger Buyer Corp.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		367	333,572
CHG PPC Parent, LLC
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing March 31, 2025	EUR	3,125	3,452,000
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		517	506,782
Del Monte Foods, Inc.
Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		2,281	2,124,449
Dole Food Company, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		1,781	1,756,758
Froneri International PLC
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 29, 2027	EUR	1,300	1,427,361
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		2,200	2,172,843
Hearthside Food Solutions, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		1,753	1,701,456
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		495	484,636
HLF Financing S.a.r.l.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		1,111	1,106,425
Jacobs Douwe Egberts International B.V.
Term Loan, 2.25%, (3 mo. EURIBOR + 1.75%, Floor 0.50%), Maturing November 1, 2025	EUR	285	316,190
Term Loan, 3.69%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		1,512	1,508,469
JBS USA Lux S.A.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		4,417	4,366,938
Nomad Foods Europe Midco Limited
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		1,280	1,268,359
			$25,625,819
Food Service — 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		4,925	$4,872,633
IRB Holding Corp.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2025		2,547	2,496,729
NPC International, Inc.
Term Loan, 0.00%, Maturing April 19, 2024(8)		926	433,485

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
Restaurant Technologies, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		223	222,193
US Foods, Inc.
Term Loan, 3.35%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		884	874,393
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		1,771	1,758,390
			$10,657,823
Food/Drug Retailers — 0.2%
Allsup's Convenience Stores, Inc.
Term Loan, 7.89%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		675	$681,750
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	450	343,289
Term Loan, 6.04%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	450	397,980
			$1,423,019
Forest Products — 0.1%
Clearwater Paper Corporation
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		350	$350,437
			$350,437
Health Care — 11.8%
Acadia Healthcare Company, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		251	$249,853
Accelerated Health Systems, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		569	566,404
ADMI Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		1,822	1,807,672
Alliance Healthcare Services, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		831	789,687
Term Loan - Second Lien, 11.60%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		525	472,500
athenahealth, Inc.
Term Loan, 6.16%, (1 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		2,010	1,999,763
Avantor, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing November 21, 2024		459	457,991
BioClinica, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		1,505	1,470,632
BW NHHC Holdco, Inc.
Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		2,530	2,165,378
Carestream Dental Equipment, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		895	868,989
CeramTec AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	903	975,663
Certara L.P.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		978	971,391
Change Healthcare Holdings, LLC
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		5,358	5,298,525
CHG Healthcare Services, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		3,475	3,483,164
CryoLife, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		515	514,500
Ensemble RCM, LLC
Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		524	520,414
Envision Healthcare Corporation
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		6,119	4,937,646
Gentiva Health Services, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		2,545	2,529,553
GHX Ultimate Parent Corporation
Term Loan, 5.21%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		978	961,821
Greatbatch Ltd.
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), Maturing October 27, 2022		1,502	1,494,981
Hanger, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		1,130	1,131,758
Inovalon Holdings, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		1,261	1,253,518
IQVIA, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		551	547,675
Term Loan, 3.69%, (3 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		978	972,307
Medical Solutions, LLC
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing June 14, 2024		1,632	1,623,786

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		3,314	3,193,404
National Mentor Holdings, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		35	35,422
Term Loan, 5.61%, (1 mo. USD LIBOR + 4.00%), Maturing March 9, 2026		661	663,425
Navicure, Inc.
Term Loan, 5.60%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		1,025	1,016,031
One Call Corporation
Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		2,079	1,993,365
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	425	467,713
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		4,997	4,809,636
Parexel International Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		2,510	2,439,256
Phoenix Guarantor, Inc.
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		1,965	1,946,702
Radiology Partners Holdings, LLC
Term Loan, 5.98%, (USD LIBOR + 4.25%), Maturing July 9, 2025(5)		1,705	1,691,178
RadNet, Inc.
Term Loan, 5.38%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023		1,658	1,654,267
Select Medical Corporation
Term Loan, 4.58%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		2,659	2,628,799
Sound Inpatient Physicians
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025		493	492,500
Surgery Center Holdings, Inc.
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024		1,051	1,019,288
Team Health Holdings, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024		2,008	1,534,272
Tecomet, Inc.
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		1,129	1,114,640
U.S. Anesthesia Partners, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		1,689	1,629,085
Verscend Holding Corp.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		1,605	1,599,673
Viant Medical Holdings, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		494	478,320
Wink Holdco, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		490	484,896
			$68,957,443
Home Furnishings — 0.5%
Serta Simmons Bedding, LLC
Term Loan, 5.15%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		5,273	$3,084,947
			$3,084,947
Industrial Equipment — 5.9%
AI Alpine AT Bidco GmbH
Term Loan, 4.62%, (3 mo. USD LIBOR + 2.75%), Maturing October 31, 2025		248	$241,312
Altra Industrial Motion Corp.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		707	704,804
Apex Tool Group, LLC
Term Loan, 7.10%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024		2,519	2,407,497
Carlisle Foodservice Products, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		271	260,092
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	732	811,652
CPM Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025		322	314,511
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	400	433,852
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		475	474,406
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	325	352,214
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	811	880,539
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		902	895,314
DXP Enterprises, Inc.
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		538	536,281
Dynacast International, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		1,298	1,239,838

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		1,815	1,780,823
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		322	320,946
EWT Holdings III Corp.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		1,886	1,876,314
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	393	435,493
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		1,678	1,672,311
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	924	1,010,255
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		4,592	4,511,536
Hayward Industries, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		480	473,415
Ingersoll-Rand Services Company
Term Loan, Maturing February 5, 2027(2)		1,425	1,412,087
Term Loan, 2.00%, (1 mo. EURIBOR + 2.00%), Maturing March 1, 2027	EUR	423	468,364
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2027		1,303	1,291,440
LTI Holdings, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		1,594	1,326,797
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		200	170,074
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	1,900	2,099,143
Robertshaw US Holding Corp.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		1,056	955,850
Thermon Industries, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing October 30, 2024		282	282,656
Titan Acquisition Limited
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		3,119	2,970,874
Welbilt, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		1,684	1,658,489
			$34,269,179
Insurance — 6.5%
Alliant Holdings Intermediate, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		2,544	$2,500,389
Term Loan, 4.91%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		473	468,490
AmWINS Group, Inc.
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		4,686	4,700,968
AssuredPartners, Inc.
Term Loan, Maturing February 12, 2027(2)		1,500	1,491,563
Asurion, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		4,261	4,236,653
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		2,282	2,272,390
Term Loan - Second Lien, 8.10%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		4,200	4,210,500
Financiere CEP S.A.S.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing January 16, 2025	EUR	550	605,655
FrontDoor, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		494	494,521
Hub International Limited
Term Loan, 4.54%, (USD LIBOR + 2.75%), Maturing April 25, 2025(5)		5,221	5,089,987
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing April 25, 2025		1,900	1,904,919
NFP Corp.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		3,712	3,691,608
Sedgwick Claims Management Services, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		1,262	1,227,538
USI, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		3,624	3,533,570
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		1,475	1,462,094
			$37,890,845
Leisure Goods/Activities/Movies — 6.8%
AMC Entertainment Holdings, Inc.
Term Loan, 4.61%, (1 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		1,935	$1,889,410
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	3,625	3,851,751
Ancestry.com Operations, Inc.
Term Loan, 5.86%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		3,358	3,097,870

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
Bombardier Recreational Products, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		4,730	4,680,606
ClubCorp Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		2,405	2,254,896
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	292	311,443
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		1,777	1,653,131
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		1,546	1,444,339
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		1,780	1,750,028
Emerald Expositions Holding, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		1,175	1,098,160
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	950	1,050,501
Lindblad Expeditions, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		341	339,757
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,366	1,359,027
Match Group, Inc.
Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		775	772,578
Motion Finco S.a.r.l.
Term Loan, 4.90%, (1 mo. USD LIBOR + 3.25%), Maturing November 4, 2026		70	67,650
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing November 13, 2026	EUR	1,425	1,561,821
Term Loan, 4.94%, (1 mo. USD LIBOR + 3.25%), Maturing November 13, 2026		530	514,725
NASCAR Holdings, Inc.
Term Loan, 4.39%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		755	750,804
Playtika Holding Corp.
Term Loan, 7.60%, (1 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		3,550	3,556,656
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		1,924	1,892,949
SRAM, LLC
Term Loan, 4.42%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		1,265	1,266,405
Steinway Musical Instruments, Inc.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		520	519,276
Travel Leaders Group, LLC
Term Loan, 5.61%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		985	970,225
UFC Holdings, LLC
Term Loan, 4.86%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		2,319	2,296,586
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing July 3, 2026	EUR	678	741,699
Term Loan, Maturing July 3, 2026(2)	EUR	122	133,365
			$39,825,658
Lodging and Casinos — 4.9%
Aristocrat Technologies, Inc.
Term Loan, 3.58%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		1,040	$1,025,993
Azelis Finance S.A.
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	2,000	2,195,022
Boyd Gaming Corporation
Term Loan, 3.83%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		687	680,282
CityCenter Holdings, LLC
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		2,661	2,634,318
Eldorado Resorts, LLC
Term Loan, 3.89%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		455	453,621
ESH Hospitality, Inc.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		728	722,883
GBT III B.V.
Term Loan, Maturing February 26, 2027(2)		1,401	1,375,161
Term Loan, Maturing February 26, 2027(2)		1,674	1,642,183
Golden Nugget, Inc.
Term Loan, 4.12%, (1 mo. USD LIBOR + 2.50%), Maturing October 4, 2023		5,010	4,930,672
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	1,875	2,056,970
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		1,179	1,167,578
Hanjin International Corp.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		550	547,250
Playa Resorts Holding B.V.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		2,589	2,459,586

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	1,000	1,101,190
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		3,616	3,604,785
VICI Properties 1, LLC
Term Loan, 3.38%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024		2,315	2,280,773
			$28,878,267
Nonferrous Metals/Minerals — 0.7%
Arconic Rolled Products Corporation
Term Loan, Maturing February 4, 2027(2)		600	$599,250
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		154	123,958
Murray Energy Corporation
DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		576	585,126
Term Loan, 0.00%, Maturing October 17, 2022(8)		2,068	371,201
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2021(8)		942	56,517
Oxbow Carbon, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		1,393	1,392,240
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	1,025	1,077,800
			$4,206,092
Oil and Gas — 4.8%
Ameriforge Group, Inc.
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		758	$756,301
Apergy Corporation
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		239	237,363
Blackstone CQP Holdco L.P.
Term Loan, 5.41%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		1,045	1,024,291
Buckeye Partners L.P.
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		2,850	2,831,475
Centurion Pipeline Company, LLC
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		272	271,739
CITGO Holding, Inc.
Term Loan, 8.60%, (1 mo. USD LIBOR + 7.00%), Maturing August 1, 2023		274	276,370
CITGO Petroleum Corporation
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		1,840	1,840,145
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024		3,250	3,242,311
Delek US Holdings, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		1,389	1,376,451
Equitrans Midstream Corporation
Term Loan, 6.11%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024		2,005	1,972,798
Fieldwood Energy, LLC
Term Loan, 7.03%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		2,775	2,210,601
Matador Bidco S.a.r.l.
Term Loan, 6.35%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		3,525	3,541,525
McDermott Technology Americas, Inc.
DIP Loan, 10.72%, (USD LIBOR + 9.00%), Maturing October 21, 2020(5)		975	989,625
DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 22, 2020		477	485,269
Term Loan, 0.00%, Maturing May 9, 2025(8)		2,247	1,318,242
Prairie ECI Acquiror L.P.
Term Loan, 6.69%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		2,371	2,280,160
Term Loan, Maturing March 11, 2026(2)		500	480,833
PSC Industrial Holdings Corp.
Term Loan, 5.41%, (1 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		760	757,127
Sheridan Production Partners I, LLC
Term Loan, 0.00%, Maturing February 28, 2020(8)		122	63,423
Term Loan, 0.00%, Maturing February 28, 2020(8)		200	103,835
Term Loan, 0.00%, Maturing February 28, 2020(8)		1,507	783,614
Sunrise Oil & Gas Properties, LLC
Term Loan, 8.66%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023		90	89,859
Term Loan - Second Lien, 8.66%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023		90	89,859
Term Loan - Third Lien, 8.66%, (1 mo. USD LIBOR + 7.00%), Maturing January 17, 2023(4)		104	83,048
UGI Energy Services, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		1,095	1,090,396
			$28,196,660

Borrower/Tranche Description	Principal Amount* (000's omitted)	Value
Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	1,197	$1,179,476
Getty Images, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	1,745	1,692,944
Harland Clarke Holdings Corp.
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	240	192,138
LSC Communications, Inc.
Term Loan, 7.08%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	784	511,043
ProQuest, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	1,675	1,672,906
Terrier Media Buyer, Inc.
Term Loan, 6.15%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	1,900	1,886,937
Tweddle Group, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	206	190,656
		$7,326,100
Radio and Television — 2.8%
Cumulus Media New Holdings, Inc.
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	574	$575,857
Diamond Sports Group, LLC
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	3,192	2,900,730
Entercom Media Corp.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	947	940,880
Entravision Communications Corporation
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	855	840,565
Gray Television, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	255	252,467
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	637	634,046
Hubbard Radio, LLC
Term Loan, 5.11%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	784	780,541
iHeartCommunications, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	1,925	1,910,562
Mission Broadcasting, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	357	354,912
Nexstar Broadcasting, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	1,598	1,586,193
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	524	521,724
Sinclair Television Group, Inc.
Term Loan, 3.86%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	537	530,830
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	673	668,263
Univision Communications, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	3,793	3,665,143
		$16,162,713
Retailers (Except Food and Drug) — 2.7%
Apro, LLC
Term Loan, 2.00%, Maturing November 14, 2026(3)	150	$148,688
Term Loan, 5.65%, (1 mo. USD LIBOR + 4.00%), Maturing November 14, 2026	525	520,406
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	2,370	1,570,176
Bass Pro Group, LLC
Term Loan, 6.60%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	1,393	1,344,185
BJ's Wholesale Club, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	852	847,507
Coinamatic Canada, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	46	45,850
David's Bridal, Inc.
Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2023	333	322,867
Global Appliance, Inc.
Term Loan, 5.61%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	998	987,965
Hoya Midco, LLC
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	2,072	2,030,726
J. Crew Group, Inc.
Term Loan, 4.73%, (USD LIBOR + 3.00%), Maturing March 5, 2021(4)(5)	3,088	2,419,214
LSF9 Atlantis Holdings, LLC
Term Loan, 7.65%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	1,031	947,031

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
PetSmart, Inc.
Term Loan, 5.66%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022		3,347	3,313,343
PFS Holding Corporation
Term Loan, 0.00%, Maturing January 31, 2021(8)		2,332	897,828
Pier 1 Imports (U.S.), Inc.
Term Loan, 0.00%, Maturing April 30, 2021(8)		543	114,109
Radio Systems Corporation
Term Loan, 4.51%, (2 mo. USD LIBOR + 2.75%), Maturing May 2, 2024		439	437,790
			$15,947,685
Steel — 1.1%
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023		1,320	$1,306,632
GrafTech Finance, Inc.
Term Loan, 5.10%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		2,479	2,379,667
Neenah Foundry Company
Term Loan, 8.19%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		737	716,385
Phoenix Services International, LLC
Term Loan, 5.39%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		884	852,196
Zekelman Industries, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027		1,075	1,067,609
			$6,322,489
Surface Transport — 0.5%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		17	$16,964
Hertz Corporation (The)
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		1,084	1,079,358
Kenan Advantage Group, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		118	116,645
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		386	383,578
PODS, LLC
Term Loan, 4.41%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		660	651,019
XPO Logistics, Inc.
Term Loan, 3.61%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		650	644,312
			$2,891,876
Telecommunications — 6.2%
CenturyLink, Inc.
Term Loan, 3.85%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		7,500	$7,331,250
Colorado Buyer, Inc.
Term Loan, 4.66%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		1,661	1,418,437
Digicel International Finance Limited
Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		1,784	1,636,771
eircom Holdings (Ireland) Limited
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,706	1,869,960
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	1,650	1,808,995
Global Eagle Entertainment, Inc.
Term Loan, 9.38%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		2,704	2,433,258
Intelsat Jackson Holdings S.A.
Term Loan, 5.68%, (3 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		2,400	2,386,500
Term Loan, 6.43%, (3 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		1,600	1,614,499
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		1,230	1,036,520
Matterhorn Telecom S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing September 15, 2026	EUR	475	525,097

Onvoy, LLC
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	1,751	1,566,698
Plantronics, Inc.
Term Loan, 4.10%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	1,327	1,225,543
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	3,696	3,674,713
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	817	812,666
Syniverse Holdings, Inc.
Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	1,032	943,937

Borrower/Tranche Description		Principal Amount* (000's omitted)	Value
Telesat Canada
Term Loan, 4.36%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		1,450	1,444,545
Zayo Group Holdings, Inc.
Term Loan, Maturing February 19, 2027(2)	EUR	450	496,778
Ziggo Financing Partnership
Term Loan, 4.16%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		3,825	3,751,847
			$35,978,014
Utilities — 2.4%
Brookfield WEC Holdings, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025		2,401	$2,367,740
Calpine Construction Finance Company L.P.
Term Loan, 3.60%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		949	937,909
Calpine Corporation
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		3,366	3,322,191
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.25%), Maturing April 5, 2026		945	936,388
Granite Acquisition, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		2,628	2,606,256
Lightstone Holdco, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		86	76,591
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,524	1,357,951
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,152	1,723,477
Talen Energy Supply, LLC
Term Loan, 5.35%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026		398	397,249
USIC Holdings, Inc.
Term Loan, 4.85%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		197	194,032
			$13,919,784
Total Senior Floating-Rate Loans (identified cost $837,936,776)			$805,439,831

Corporate Bonds & Notes — 9.4%

Security	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.3%
TransDigm, Inc.
6.50%, 7/15/24	1,038	$1,063,519
6.25%, 3/15/26 (9)	400	424,250
7.50%, 3/15/27	563	594,331
		$2,082,100
Automotive — 0.2%
Navistar International Corp.
6.625%, 11/1/25(9)	596	$618,597
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
8.50%, 5/15/27(9)	836	852,177
		$1,470,774
Building and Development — 0.2%
Core & Main Holdings, L.P.
8.625%, (8.625% cash or 9.375% PIK), 9/15/24(9)(10)	69	$71,789
Hillman Group, Inc. (The)
6.375%, 7/15/22(9)	53	47,683
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(9)	120	122,450
Standard Industries, Inc.
6.00%, 10/15/25 (9)	50	52,374
5.00%, 2/15/27 (9)	958	985,713

Security	Principal Amount* (000's omitted)	Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 6/15/24	8	8,693
		$1,288,702
Business Equipment and Services — 0.7%
Allied Universal Holdco, LLC/Allied Universal Finance Corp.
6.625%, 7/15/26(9)	958	$1,006,498
EIG Investors Corp.
10.875%, 2/1/24	958	1,003,299
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24 (9)	750	777,814
5.75%, 4/15/26 (9)	750	781,405
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	427	490,131
		$4,059,147
Cable and Satellite Television — 0.6%
Altice France S.A.
8.125%, 2/1/27(9)	958	$1,045,782
Cablevision Systems Corp.
5.875%, 9/15/22	15	15,779
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	26	26,331
5.75%, 1/15/24	2	2,044
5.375%, 5/1/25 (9)	95	97,820
5.75%, 2/15/26 (9)	45	46,870
5.50%, 5/1/26 (9)	958	996,246
CSC Holdings, LLC
5.25%, 6/1/24	10	10,833
DISH DBS Corp.
6.75%, 6/1/21	20	20,747
5.875%, 7/15/22	983	1,027,461
5.875%, 11/15/24	5	5,139
TEGNA, Inc.
5.00%, 9/15/29(9)	74	73,445
		$3,368,497
Chemicals and Plastics — 0.0%(6)
W.R. Grace & Co.
5.125%, 10/1/21 (9)	30	$30,855
5.625%, 10/1/24 (9)	15	16,619
		$47,474
Conglomerates — 0.0%(6)
Spectrum Brands, Inc.
5.75%, 7/15/25	75	$77,062
5.00%, 10/1/29 (9)	30	31,064
		$108,126
Consumer Products — 0.0%(6)
Central Garden & Pet Co.
6.125%, 11/15/23	25	$25,740
		$25,740
Containers and Glass Products — 0.3%
Berry Global, Inc.
6.00%, 10/15/22	12	$12,225
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.331%, (3 mo. USD LIBOR + 3.50%), 7/15/21 (9)(11)	1,050	1,048,950
7.00%, 7/15/24 (9)	958	968,782
		$2,029,957
Distribution & Wholesale — 0.0%(6)
Performance Food Group, Inc.
5.50%, 10/15/27(9)	68	$71,827
		$71,827
Diversified Financial Services — 0.1%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(9)	458	$470,290
		$470,290

Security		Principal Amount* (000's omitted)	Value
Drugs — 0.9%
Bausch Health Americas, Inc.
8.50%, 1/31/27(9)		206	$226,421
Bausch Health Companies, Inc.
6.50%, 3/15/22 (9)		887	899,196
7.00%, 3/15/24 (9)		1,153	1,189,510
5.50%, 11/1/25 (9)		1,875	1,934,372
7.00%, 1/15/28 (9)		752	806,106
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(9)		75	77,391
			$5,132,996
Ecological Services and Equipment — 0.2%
Covanta Holding Corp.
5.875%, 3/1/24		25	$25,354
GFL Environmental, Inc.
8.50%, 5/1/27(9)		958	1,041,202
			$1,066,556
Electronics/Electrical — 0.2%
CommScope, Inc.
6.00%, 3/1/26(9)		1,000	$1,028,304
Infor (US), Inc.
6.50%, 5/15/22		50	50,239
Sensata Technologies, Inc.
4.375%, 2/15/30(9)		45	45,507
			$1,124,050
Entertainment — 0.2%
Merlin Entertainments PLC
5.75%, 6/15/26(9)		958	$1,030,183
			$1,030,183
Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		26	$26,491
6.25%, 5/15/26		958	983,851
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24 (12)(13)		80	89,544
Navient Corp.
5.00%, 10/26/20		30	30,326
			$1,130,212
Food Products — 0.1%
Iceland Bondco PLC
4.975%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(11)	GBP	187	$238,644
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(9)		237	250,547
			$489,191
Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		1,300	$614,965
			$614,965
Health Care — 0.6%
Avantor, Inc.
6.00%, 10/1/24(9)		1,425	$1,498,623
Centene Corp.
4.75%, 5/15/22		20	20,229
HCA Healthcare, Inc.
6.25%, 2/15/21		90	93,548
HCA, Inc.
5.875%, 2/15/26		25	28,268
5.375%, 9/1/26		958	1,067,983
Hologic, Inc.
4.375%, 10/15/25(9)		30	30,616
MPH Acquisition Holdings, LLC
7.125%, 6/1/24(9)		500	466,355
Tenet Healthcare Corp.
8.125%, 4/1/22		45	48,835

Security	Principal Amount* (000's omitted)	Value
6.75%, 6/15/23	10	10,721
		$3,265,178
Insurance — 0.2%
AssuredPartners, Inc.
7.00%, 8/15/25(9)	958	$963,278
		$963,278
Internet Software & Services — 0.1%
Netflix, Inc.
5.50%, 2/15/22	45	$47,293
5.875%, 2/15/25	55	61,921
5.375%, 11/15/29 (9)	240	261,372
Riverbed Technology, Inc.
8.875%, 3/1/23(9)	33	22,522
		$393,108
Leisure Goods/Activities/Movies — 0.2%
Mattel, Inc.
6.75%, 12/31/25(9)	91	$95,826
Sabre GLBL, Inc.
5.375%, 4/15/23(9)	25	25,052
Viking Cruises, Ltd.
6.25%, 5/15/25 (9)	45	43,219
5.875%, 9/15/27 (9)	958	853,243
		$1,017,340
Lodging and Casinos — 0.6%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(9)	958	$943,170
ESH Hospitality, Inc.
5.25%, 5/1/25 (9)	35	35,277
4.625%, 10/1/27 (9)	91	88,893
Golden Nugget, Inc.
8.75%, 10/1/25(9)	503	506,370
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	15	16,269
MGM Resorts International
7.75%, 3/15/22	25	27,420
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	30	30,500
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(9)	958	1,031,622
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(9)	836	805,695
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp.
5.125%, 10/1/29(9)	33	31,948
		$3,517,164
Nonferrous Metals/Minerals — 0.0%(6)
New Gold, Inc.
6.25%, 11/15/22(9)	12	$12,120
		$12,120
Oil and Gas — 1.0%
Antero Resources Corp.
5.375%, 11/1/21	100	$83,557
Centennial Resource Production, LLC
6.875%, 4/1/27(9)	958	859,635
CITGO Holding, Inc.
9.25%, 8/1/24(9)	395	411,788
CITGO Petroleum Corp.
6.25%, 8/15/22(9)	775	776,932
Energy Transfer Operating, L.P.
5.875%, 1/15/24	35	39,258
Hilcorp Energy I, L.P./Hilcorp Finance Co.
6.25%, 11/1/28(9)	958	699,692
Neptune Energy Bondco PLC
6.625%, 5/15/25(9)	1,065	987,777

Security	Principal Amount* (000's omitted)	Value
Newfield Exploration Co.
5.625%, 7/1/24	130	141,611
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25 (9)	15	14,894
5.625%, 10/15/27 (9)	288	286,013
Precision Drilling Corp.
6.50%, 12/15/21	742	736,291
Seven Generations Energy, Ltd.
6.75%, 5/1/23 (9)	65	64,391
6.875%, 6/30/23 (9)	30	30,237
Tervita Corp.
7.625%, 12/1/21(9)	977	988,968
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,481
		$6,126,525
Packaging & Containers — 0.1%
ARD Finance S.A.
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(9)(10)	674	$679,493
		$679,493
Publishing — 0.1%
Terrier Media Buyer, Inc.
8.875%, 12/15/27(9)	500	$497,500
		$497,500
Radio and Television — 0.4%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
6.625%, 8/15/27(9)	500	$405,925
iHeartCommunications, Inc.
6.375%, 5/1/26	208	223,530
8.375%, 5/1/27	376	409,375
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(9)	35	35,123
Sirius XM Radio, Inc.
5.00%, 8/1/27(9)	958	1,004,080
Univision Communications, Inc.
6.75%, 9/15/22(9)	270	272,784
		$2,350,817
Road & Rail — 0.0%(6)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(9)	45	$45,469
		$45,469
Software and Services — 0.0%(6)
IHS Markit, Ltd.
5.00%, 11/1/22(9)	60	$64,571
		$64,571
Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23	1,065	$1,131,866
		$1,131,866
Surface Transport — 0.2%
DAE Funding, LLC
5.00%, 8/1/24(9)	958	$992,162
XPO Logistics, Inc.
6.50%, 6/15/22(9)	56	56,066
		$1,048,228
Telecommunications — 1.0%
CenturyLink, Inc.
6.75%, 12/1/23	40	$44,072
CommScope Technologies, LLC
6.00%, 6/15/25 (9)	29	27,332
5.00%, 3/15/27 (9)	171	155,170
Connect Finco S.a.r.l./Connect US Finco, LLC
6.75%, 10/1/26(9)	250	254,687

Security	Principal Amount* (000's omitted)	Value
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(9)	600	598,749
Hughes Satellite Systems Corp.
6.625%, 8/1/26	958	1,056,624
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23	25	21,552
8.50%, 10/15/24 (9)	490	429,772
Level 3 Financing, Inc.
5.375%, 1/15/24	25	25,011
Sprint Communications, Inc.
7.00%, 8/15/20	149	152,151
6.00%, 11/15/22	5	5,372
Sprint Corp.
7.25%, 9/15/21	230	244,529
7.875%, 9/15/23	1,423	1,629,926
7.625%, 2/15/25	354	411,525
T-Mobile USA, Inc.
6.375%, 3/1/25	35	36,058
6.50%, 1/15/26	110	116,011
Ypso Finance Bis S.A.
10.50%, 5/15/27(9)	355	406,244
		$5,614,785
Utilities — 0.4%
Calpine Corp.
5.25%, 6/1/26(9)	2,108	$2,094,725
Vistra Energy Corp.
8.125%, 1/30/26(9)	25	26,438
Vistra Operations Co., LLC
5.00%, 7/31/27 (9)	285	288,420
4.30%, 7/15/29 (9)	46	47,235
		$2,456,818
Total Corporate Bonds & Notes (identified cost $55,395,243)		$54,795,047

Asset-Backed Securities — 6.1%
Security	Principal Amount (000's omitted)	Value
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 8.684%, (3 mo. USD LIBOR + 6.78%), 1/20/33(9)(11)	$850	$853,411
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.352%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(11)	500	500,009
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 7.542%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(11)	2,000	1,893,504
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class ER, (3 mo. USD LIBOR + 6.85%), 4/17/33(9)(14)	1,300	1,290,250
Bardot CLO, Ltd.
Series 2019-2A, Class E, 8.816%, (3 mo. USD LIBOR + 6.95%), 10/22/32(9)(11)	1,000	1,006,947
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E, 8.929%, (3 mo. USD LIBOR + 7.02%), 1/15/33(9)(11)	750	752,883
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.431%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(11)	1,000	993,050
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 8.809%, (3 mo. USD LIBOR + 6.90%), 10/15/32(9)(11)	1,000	1,005,401
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 8.531%, (3 mo. USD LIBOR + 6.70%), 7/15/32(9)(11)	1,000	1,000,817
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 9.526%, (3 mo. USD LIBOR + 7.70%), 10/20/32(9)(11)	1,500	1,514,523
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 9.238%, (3 mo. USD LIBOR + 7.15%), 10/15/32(9)(11)	400	402,388
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.338%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(11)	1,200	1,081,410
Series 2015-5A, Class DR, 8.519%, (3 mo. USD LIBOR + 6.70%), 1/20/32(9)(11)	500	469,004

Security	Principal Amount (000's omitted)	Value
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 9.131%, (3 mo. USD LIBOR + 7.00%), 10/20/32(9)(11)	1,000	983,485
Dryden 40 Senior Loan Fund
Series 2015-40A, Class ER, 7.442%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(11)	1,000	925,512
Fort Washington CLO, Ltd.
Series 2019-1A, Class E, 9.158%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(11)	1,000	1,002,392
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.476%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(11)	1,000	959,544
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.069%, (3 mo. USD LIBOR + 5.25%), 4/20/31(9)(11)	1,000	919,945
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)	250	234,619
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 7.569%, (3 mo. USD LIBOR + 5.75%), 1/20/31(9)(11)	1,200	1,057,031
Kayne CLO, Ltd.
Series 2019-5A, Class E, 8.501%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(11)	1,000	985,637
Series 2020-7A, Class E, (3 mo. USD LIBOR + 6.50%), 4/17/33(9)(14)	1,275	1,262,250
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class E, 9.192%, (3 mo. USD LIBOR + 7.25%), 1/15/33(9)(11)	500	501,753
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 8.381%, (3 mo. USD LIBOR + 6.55%), 7/15/32(9)(11)	1,000	1,009,814
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 8.569%, (3 mo. USD LIBOR + 6.75%), 4/20/31(9)(11)	600	603,045
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 8.939%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(11)	1,000	1,001,669
Oaktree CLO, Ltd.
Series 2019-3A, Class E, 8.589%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(11)	1,000	977,014
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 7.686%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(11)	900	860,101
Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(9)(11)	1,000	1,006,206
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 8.851%, (3 mo. USD LIBOR + 6.85%), 10/15/32(9)(11)	500	501,494
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(11)	700	673,223
Regatta XVI Funding, Ltd.
Series 2019-2A, Class E, 8.903%, (3 mo. USD LIBOR + 7.00%), 1/15/33(9)(11)	750	756,737
Southwick Park CLO, LLC
Series 2019-4A, Class E, 8.519%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(11)	2,000	1,980,691
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 8.009%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(11)	850	760,105
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 8.736%, (3 mo. USD LIBOR + 6.77%), 7/20/32(9)(11)	1,000	963,045
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.311%, (3 mo. USD LIBOR + 6.48%), 10/15/30(9)(11)	2,000	1,856,021
Wellfleet CLO, Ltd.
Series 2020-1A, Class D, (3 mo. USD LIBOR + 7.24%), 4/15/33(9)(14)	1,300	1,267,500
Total Asset-Backed Securities (identified cost $36,291,234)		$35,812,430

Common Stocks — 1.4%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(4)(15)(16)	58	$854,100
		$854,100
Automotive — 0.0%(6)
Dayco Products, LLC(15)(16)	20,780	$155,850
		$155,850
Business Equipment and Services — 0.0%(6)
Crossmark Holdings, Inc.(15)(16)	3,740	$215,050
		$215,050

Security	Shares	Value
Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(15)(16)	40,989	$452,928
		$452,928
Electronics/Electrical — 0.0%(6)
Answers Corp.(4)(15)	96,908	$193,816
		$193,816
Health Care — 0.0%
New Millennium Holdco, Inc.(4)(15)(16)	68,551	$0
		$0
Oil and Gas — 0.5%
AFG Holdings, Inc.(4)(15)(16)	30,640	$1,190,364
Fieldwood Energy, Inc.(15)(16)	19,189	358,993
Nine Point Energy Holdings, Inc.(4)(16)(17)	758	8
Samson Resources II, LLC, Class A(15)	46,484	929,680
Southcross Holdings Group, LLC(4)(15)(16)	67	0
Southcross Holdings L.P., Class A(15)(16)	67	5,226
Sunrise Oil & Gas, Inc., Class A(4)(15)(16)	13,157	132,228
		$2,616,499
Publishing — 0.4%
ION Media Networks, Inc.(4)(15)	4,429	$2,075,252
Tweddle Group, Inc.(4)(15)(16)	1,944	22,609
		$2,097,861
Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(15)(16)	86,335	$178,713
Cumulus Media, Inc., Class A(15)(16)	42,499	512,113
iHeartMedia, Inc., Class A(15)(16)	36,714	554,749
		$1,245,575
Retailers (Except Food and Drug) — 0.1%
David’s Bridal, LLC(4)(15)(16)	23,371	$538,701
		$538,701
Total Common Stocks
(identified cost $7,653,945)		$8,370,380

Convertible Preferred Stocks — 0.0%(6)

Security	Shares	Value
Oil and Gas — 0.0%(6)
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(16)(17)	14	$8,089
Total Convertible Preferred Stocks (identified cost $14,000)		$8,089

Preferred Stocks — 0.0%(6)

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%(6)
David’s Bridal, LLC, Series A(4)(15)(16)	655	$52,400
David’s Bridal, LLC, Series B(4)(15)(16)	2,667	215,920
Total Preferred Stocks (identified cost $215,920)		$268,320

Closed-End Funds — 1.8%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	111,292	$1,392,263
Invesco Senior Income Trust	402,161	1,620,709
Nuveen Credit Strategies Income Fund	406,731	2,818,646
Nuveen Floating Rate Income Fund	164,907	1,536,933
Nuveen Floating Rate Income Opportunity Fund	115,017	1,060,457
Voya Prime Rate Trust	441,753	2,169,007
Total Closed-End Funds (identified cost $12,900,108)		$10,598,015

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(4)(15)(16)	4,543	$0
Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(6)
Security	Shares	Value
Oil and Gas — 0.0%(6)
Paragon Offshore Finance Company, Class A(15)(16)	1,707	$512

Paragon Offshore Finance Company, Class B(15)(16)	854	16,440
Total Miscellaneous (identified cost $18,573)		$16,952

Short-Term Investments — 2.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.75%(18)	14,369,744	$14,372,618
Total Short-Term Investments (identified cost $14,372,477)		$14,372,618
Total Investments — 159.0% (identified cost $964,798,276)		$929,681,682
Less Unfunded Loan Commitments — (0.1)%		$(442,720)
Net Investments — 158.9% (identified cost $964,355,556)		$929,238,962
Notes Payable — (40.7)%		$(238,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (13.7)%		$(79,873,863)
Other Assets, Less Liabilities — (4.5)%		$(26,733,589)
Net Assets Applicable to Common Shares — 100.0%		$584,631,510

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate.
(2)	This Senior Loan will settle after February 29, 2020, at which time the interest rate will be determined.
(3)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At February 29, 2020, the total value of unfunded loan commitments is $435,232.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	The stated interest rate represents the weighted average interest rate at February 29, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(6)	Amount is less than 0.05%.
(7)	Fixed-rate loan.
(8)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $77,051,551 or 13.2% of the Trust's net assets applicable to common shares.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(11)	Variable rate security. The stated interest rate represents the rate in effect at February 29, 2020.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	When-issued, variable rate security whose interest rate will be determined after February 29, 2020.
(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(16)	Non-income producing security.
(17)	Restricted security.
(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 29, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	18,808,910	EUR	16,854,240	HSBC Bank USA, N.A.	3/31/20	$170,209	$—
USD	1,656,487	GBP	1,270,458	State Street Bank and Trust Company	3/31/20	26,272	—
USD	19,891,786	EUR	18,075,969	Standard Chartered Bank	4/2/20	—	(100,455)
USD	17,356,598	EUR	15,685,950	Goldman Sachs International	4/30/20	—	(19,545)
USD	1,911,834	EUR	1,750,000	HSBC Bank USA, N.A.	4/30/20	—	(26,733)
USD	850,346	EUR	775,000	HSBC Bank USA, N.A.	4/30/20	—	(8,162)
USD	192,117	EUR	174,125	State Street Bank and Trust Company	4/30/20	—	(770)
						$196,481	$(155,665)

Abbreviations:
DIP	-	Debtor In Possession
EURIBOR	-	Euro Interbank Offered Rate
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro
GBP	-	British Pound Sterling
USD	-	United States Dollar

At February 29, 2020, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At February 29, 2020, the value of the Trust’s investment in affiliated funds was $14,372,618, which represents 2.5% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended February 29, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$7,948,260	$197,516,060	$(191,094,140)	$2,338	$100	$14,372,618	$238,846	14,369,744

Restricted Securities

At February 29, 2020, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	758	$34,722	$8
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	14	$14,000	$8,089
Total Restricted Securities			$48,722	$8,097

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Trust's investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$802,031,453	$2,965,658	$804,997,111
Corporate Bonds & Notes	—	54,795,047	—	54,795,047
Asset-Backed Securities	—	35,812,430	—	35,812,430
Common Stocks	1,698,503	1,664,799	5,007,078	8,370,380
Convertible Preferred Stocks	—	—	8,089	8,089
Preferred Stocks	—	—	268,320	268,320
Closed-End Funds	10,598,015	—	—	10,598,015
Warrants	—	—	0	0
Miscellaneous	—	16,952	—	16,952
Short-Term Investments	—	14,372,618	—	14,372,618
Total Investments	$12,296,518	$908,693,299	$8,249,145	$929,238,962
Forward Foreign Currency Exchange Contracts	$—	$196,481	$—	$196,481
Total	$12,296,518	$908,889,780	$8,249,145	$929,435,443

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(155,665)	$—	$(155,665)
Total	$—	$(155,665)	$—	$(155,665)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended February 29, 2020 is not presented.

For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.